Other non-current assets	12 Months Ended
Dec. 31, 2023
Other non-current assets
Other non-current assets

16. Other non-current assets

Other non-current assets consisted of following items:

	December 31,
	2023	2022

	(Euro, in thousands)
Non-current restricted cash	€5,533	€4,569
Financial assets held at fair value through profit or loss	13,575	—
Non-current portion of upfront payment to NovAlix	4,656	—
Non-current portion of advance related to the NovAliX transaction	5,563	—
Other non-current assets	318	1,209
Total other non-current assets	€29,645	€5,778

Financial assets held at fair value through profit or loss on December 31, 2023 consisted of an equity instrument of a non-listed company. We have no restrictions on the sale of this equity instrument and the asset is not pledged under any of our liabilities. The fair value of this equity instrument was determined by reference to the initial transaction price (classified as level 3 in the fair value hierarchy).

We refer to note 28 “Details of the NovAlix transaction” for more information related to the upfront payment and the advance.